Consolidated companies and businesses acquired and divested - Additional information (Details) € in Billions	6 Months Ended
Jun. 30, 2022 EUR (€)
Consolidated companies and businesses acquired and divested [Line Items]
Amount of savings accounts transferred	€ 5.5